Capital and Treasury Stock (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended				3 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012		Jul. 01, 2012
Changes in treasury stock
Treasury Stock, Balance	$ 15,700	$ 18,476	$ 21,659
Treasury Stock, Balance, Shares	299,215	341,354	395,480
Employee compensation and stock option plans, Shares	(32,302)	(48,555)	(55,170)
Employee compensation and stock option plans related to treasury stock	(2,933)	(3,367)	(3,250)
Repurchase of common stock, Shares	69,707	6,416	204,784	[1]
Repurchase of common stock, Amounts	7,124	3,538	12,919	[1]
Treasury Stock, Ending Balance	19,891	15,700	18,476
Treasury Stock, Ending Balance, Shares	336,620	299,215	341,354
Treasury Stock [Member]
Changes in treasury stock
Repurchase of common stock, Amounts	7,124	591	12,919	[1]
Synthes, Inc [Member]
Changes in treasury stock
Stock Issued During Period, Value, Acquisitions	0	0	(13,335)
Synthes, Inc [Member] | Treasury Stock [Member]
Changes in treasury stock
Stock Issued During Period, Value, Acquisitions			(12,852)
Synthes, Inc [Member]
Changes in treasury stock
Stock Issued During Period, Shares, Acquisitions			(203,740)		(203,700)
Stock Issued During Period, Value, Acquisitions					$ (13,335)

[1]	Includes repurchase of common stock associated with the acquisition of Synthes, Inc.